Weighted-Average Actual Target Allocation of Plan Assets (Detail) - Pension Benefits - USD ($) $ in Thousands		May 31, 2019	May 31, 2018	May 31, 2017
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		100.00%
Actual Asset Allocation		$ 496,865	$ 487,233	$ 437,481
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		100.00%
Actual Asset Allocation		$ 187,112	188,960	$ 179,928
Equity securities | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		55.00%
Actual Asset Allocation		$ 295,100	309,300
Equity securities | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		41.00%
Actual Asset Allocation		$ 79,900	90,000
Fixed income securities | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		25.00%
Actual Asset Allocation		$ 83,800	76,500
Fixed income securities | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		42.00%
Actual Asset Allocation		$ 79,300	70,200
Multi-class | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		20.00%
Actual Asset Allocation		$ 78,100	72,800
Cash | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation	[1]	39,700	28,400
Cash | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation		100	500
Real Estate | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocation		$ 200	200
Real Estate | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Target Allocation		17.00%
Actual Asset Allocation		$ 27,800	$ 28,300

[1]	The larger than target cash position at May 31, 2019 results from our February 2019 contribution to the RPM International Inc. Retirement Plan because of our plans to invest the February contribution over a period of time, due to dollar cost averaging.